UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

September 30, 2015

1.808781.111
NMI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.1%
		Principal Amount(a)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (b)		$8,240,000	$8,521,190
Azerbaijan - 1.1%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		9,105,000	8,185,395
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		21,875,000	19,086,134
5.45% 2/9/17 (Reg. S)		11,740,000	11,916,100
6.95% 3/18/30 (Reg. S)		8,000,000	7,468,960

TOTAL AZERBAIJAN			46,656,589

Bermuda - 0.7%
Mubadala GE Capital Ltd. 3% 11/10/19 (b)		23,265,000	23,081,672
Qtel International Finance Ltd. 7.875% 6/10/19 (Reg. S)		5,490,000	6,569,499

TOTAL BERMUDA			29,651,171

Brazil - 1.6%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		6,575,000	6,024,015
5.5% 7/12/20 (b)		7,095,000	6,418,847
5.75% 9/26/23 (b)		13,785,000	11,372,625
6.369% 6/16/18 (b)		13,355,000	12,903,601
6.5% 6/10/19 (b)		8,355,000	8,012,445
Caixa Economica Federal:
2.375% 11/6/17 (b)		6,125,000	5,543,125
3.5% 11/7/22 (b)		3,970,000	2,920,451
4.25% 5/13/19 (b)		13,475,000	11,832,802
7.25% 7/23/24 (b)(c)		3,285,000	2,398,050

TOTAL BRAZIL			67,425,961

British Virgin Islands - 1.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	28,545,000	6,328,933
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (b)		8,485,000	8,894,333
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (b)		9,240,000	9,356,101
4.875% 5/17/42 (b)		4,625,000	4,690,120
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (b)		6,570,000	6,835,382
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (b)		8,240,000	8,573,860
5.375% 10/17/43 (b)		3,215,000	3,508,439
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (b)		4,600,000	4,519,767
4.375% 5/22/43 (b)		3,300,000	3,269,987
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (b)		9,240,000	9,730,949
4.85% 5/7/44 (b)		2,800,000	2,997,977

TOTAL BRITISH VIRGIN ISLANDS			68,705,848

Canada - 0.1%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		890,000	596,300
7% 2/15/21 (b)		1,540,000	997,150
7.25% 10/15/19 (b)		2,800,000	1,960,000
7.25% 5/15/22 (b)		2,155,000	1,336,100

TOTAL CANADA			4,889,550

Cayman Islands - 2.8%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (b)		15,375,000	14,765,105
Brazil Minas SPE 5.333% 2/15/28 (b)		11,515,000	9,096,850
Lamar Funding Ltd. 3.958% 5/7/25 (b)		9,080,000	8,489,800
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		11,510,000	10,243,900
5.375% 1/27/21		26,745,000	19,456,988
6.125% 10/6/16		7,360,000	7,117,120
6.75% 1/27/41		24,725,000	16,133,063
8.375% 12/10/18		33,715,000	28,657,750

TOTAL CAYMAN ISLANDS			113,960,576

Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 4.5% 9/16/25 (b)		8,930,000	8,578,372
China - 0.2%
Export-Import Bank of China 3.625% 7/31/24 (b)		6,570,000	6,683,648
Colombia - 0.1%
Ecopetrol SA 7.375% 9/18/43		5,760,000	5,270,400
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (b)		3,555,000	3,563,888
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		2,650,000	2,603,493
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		2,900,000	2,320,000
6.95% 11/10/21 (b)		7,001,000	7,097,264

TOTAL COSTA RICA			15,584,645

Georgia - 0.6%
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		25,962,000	25,962,000
Hungary - 0.1%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (b)		4,355,000	4,838,579
India - 0.3%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		6,575,000	6,631,696
ICICI Bank Ltd. 7.25% (b)(c)(d)		2,250,000	2,274,201
State Bank of India 7.14% (c)(d)		1,800,000	1,885,260

TOTAL INDIA			10,791,157

Indonesia - 1.5%
PT Pertamina Persero:
4.3% 5/20/23 (b)		7,210,000	6,578,029
4.875% 5/3/22 (b)		8,390,000	7,970,240
5.25% 5/23/21 (b)		5,770,000	5,705,220
5.625% 5/20/43 (b)		6,890,000	5,356,052
6% 5/3/42 (b)		7,805,000	6,457,514
6.45% 5/30/44 (b)		10,355,000	8,981,502
6.5% 5/27/41 (b)		12,335,000	10,822,088
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		7,380,000	7,435,350

TOTAL INDONESIA			59,305,995

Ireland - 2.0%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		8,650,000	8,206,688
SCF Capital Ltd. 5.375% 10/27/17 (b)		10,000,000	9,720,100
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		6,600,000	6,303,000
5.375% 2/13/17 (b)		14,570,000	14,665,521
5.45% 11/22/17 (b)		12,290,000	12,336,088
5.942% 11/21/23 (b)		3,065,000	2,806,651
6.025% 7/5/22 (b)		6,140,000	5,783,880
6.902% 7/9/20 (b)		20,540,000	20,644,343

TOTAL IRELAND			80,466,271

Israel - 0.8%
B Communications Ltd. 7.375% 2/15/21 (b)		12,735,000	13,435,425
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (Reg. S)		8,820,000	9,360,225
7.25% 1/15/19 (Reg. S)		6,040,000	6,802,550
7.75% 12/15/27 (Reg. S)		2,206,000	2,645,215

TOTAL ISRAEL			32,243,415

Kazakhstan - 3.1%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		11,135,000	9,506,506
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		9,940,000	7,942,060
KazMunaiGaz Finance Sub BV:
4.875% 5/7/25 (b)		7,455,000	6,262,200
6% 11/7/44 (b)		6,585,000	4,823,513
6.375% 4/9/21 (b)		16,630,000	16,276,613
7% 5/5/20 (b)		22,565,000	22,824,498
9.125% 7/2/18 (b)		23,280,000	25,235,520
KazMunaiGaz National Co.:
4.4% 4/30/23 (b)		5,830,000	4,897,200
5.75% 4/30/43 (b)		29,125,000	21,042,813
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,045,000	1,930,480
Zhaikmunai International BV 7.125% 11/13/19 (b)		6,375,000	5,100,000

TOTAL KAZAKHSTAN			125,841,403

Luxembourg - 3.1%
Cosan Luxembourg SA 9.5% 3/14/18 (b)	BRL	39,710,000	7,830,818
Gaz Capital SA:
8.146% 4/11/18 (Reg. S)		9,200,000	9,765,340
9.25% 4/23/19 (Reg. S)		3,965,000	4,376,369
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		18,820,000	19,431,650
RSHB Capital SA:
5.1% 7/25/18 (b)		19,115,000	18,637,125
5.298% 12/27/17 (b)		35,305,000	35,065,985
6% 6/3/21 (Reg. S) (c)		5,095,000	4,539,645
6.299% 5/15/17 (Reg. S)		23,590,000	23,828,731
8.5% 10/16/23 (b)		3,540,000	3,150,600

TOTAL LUXEMBOURG			126,626,263

Malaysia - 0.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		19,800,000	14,605,312
Mexico - 6.9%
Comision Federal de Electricid:
4.875% 5/26/21 (b)		5,855,000	6,067,244
4.875% 1/15/24 (b)		14,260,000	14,439,533
5.75% 2/14/42 (Reg. S)		4,670,000	4,226,350
Pemex Project Funding Master Trust:
6.625% 6/15/35		40,620,000	38,081,250
8.625% 2/1/22		28,592,000	31,922,968
Petroleos Mexicanos:
3.5% 1/30/23		5,215,000	4,693,500
4.5% 1/23/26 (b)		32,395,000	29,864,951
4.875% 1/24/22		8,960,000	8,872,282
4.875% 1/18/24		6,215,000	6,015,499
5.5% 1/21/21		16,400,000	17,243,780
5.5% 6/27/44		17,985,000	14,432,963
5.625% 1/23/46 (b)		15,795,000	12,854,761
6.375% 1/23/45		21,940,000	19,710,896
6.5% 6/2/41		41,530,000	38,199,294
6.625% (b)(d)		35,010,000	33,259,500

TOTAL MEXICO			279,884,771

Netherlands - 2.3%
Bulgaria Steel Finance BV 12% 5/4/13 unit (e)	EUR	5,100,000	56,987
Dilijan Finance BV 12% 7/29/20 (b)		3,020,000	2,944,500
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		7,205,000	6,790,713
6.95% 7/10/42 (b)		15,135,000	11,823,462
Majapahit Holding BV:
7.75% 1/20/20 (b)		6,225,000	6,925,313
7.875% 6/29/37 (Reg. S)		5,850,000	6,281,730
8% 8/7/19 (b)		5,185,000	5,710,241
Petrobras Global Finance BV:
6.25% 3/17/24		28,900,000	21,033,420
6.85% 6/5/2115		35,165,000	22,417,688
7.25% 3/17/44		16,475,000	10,926,220

TOTAL NETHERLANDS			94,910,274

Philippines - 0.2%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (b)		7,340,000	9,505,300
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (Reg. S)		5,795,000	6,780,150
South Africa - 1.0%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		21,470,000	20,165,698
6.75% 8/6/23 (b)		6,600,000	6,171,000
7.125% 2/11/25 (b)		7,985,000	7,513,326
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		8,625,000	7,967,344

TOTAL SOUTH AFRICA			41,817,368

Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (b)		7,156,000	7,334,900
National Savings Bank 8.875% 9/18/18 (b)		4,375,000	4,637,500

TOTAL SRI LANKA			11,972,400

Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)		13,848,000	14,955,840
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		7,490,000	7,134,225
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (b)		12,170,000	10,793,573
Export Credit Bank of Turkey 5% 9/23/21 (b)		5,080,000	4,854,641

TOTAL TURKEY			15,648,214

United Kingdom - 0.4%
Biz Finance PLC 9.625% 4/27/22 (b)		15,050,000	13,183,800
SSB #1 PLC 9.375% 3/10/23 (b)		4,045,000	3,509,038

TOTAL UNITED KINGDOM			16,692,838

United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		4,507,775	3,989,381
Venezuela - 3.7%
Petroleos de Venezuela SA:
5.25% 4/12/17		25,595,000	11,502,393
5.375% 4/12/27		60,705,000	19,395,248
5.5% 4/12/37		79,655,000	24,892,188
6% 5/16/24 (b)		71,870,000	23,178,075
6% 11/15/26 (Reg. S)		76,390,000	24,440,981
8.5% 11/2/17 (b)		25,800,000	17,221,500
8.5% 11/2/17 (Reg. S)		12,545,000	8,373,788
9% 11/17/21 (Reg. S)		18,975,000	6,783,563
9.75% 5/17/35 (b)		19,725,000	7,150,313
9.75% 5/17/35		9,545,000	3,460,063
12.75% 2/17/22 (b)		13,565,000	5,975,383

TOTAL VENEZUELA			152,373,495

TOTAL NONCONVERTIBLE BONDS
(Cost $1,760,849,830)			1,512,272,601

Government Obligations - 57.4%
Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (b)		43,480,000	41,153,820
Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		6,020,000	5,628,700
Barbados - 0.8%
Barbados Government:
7% 8/4/22 (b)		19,151,000	19,091,536
7.25% 12/15/21 (b)		11,539,000	11,885,170

TOTAL BARBADOS			30,976,706

Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		4,930,000	4,917,675
Belize - 0.1%
Belize Government 5% 2/20/38 (b)(f)		4,473,800	3,290,480
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (b)		6,475,000	6,734,000
Brazil - 3.3%
Brazilian Federative Republic:
2.625% 1/5/23		14,500,000	11,745,000
4.25% 1/7/25		28,840,000	25,235,000
4.875% 1/22/21		10,870,000	10,571,075
5.625% 1/7/41		9,250,000	7,492,500
7.125% 1/20/37		8,040,000	7,517,400
8.25% 1/20/34		36,910,000	38,201,850
10.125% 5/15/27		9,232,000	11,909,280
12.25% 3/6/30		9,165,000	13,518,375
Caixa Economica Federal 4.5% 10/3/18 (b)		8,220,000	7,326,075

TOTAL BRAZIL			133,516,555

Colombia - 2.5%
Colombian Republic:
2.625% 3/15/23		5,515,000	4,902,835
4% 2/26/24		24,865,000	24,094,185
4.375% 7/12/21		5,500,000	5,601,750
4.5% 1/28/26		5,960,000	5,796,100
6.125% 1/18/41		17,110,000	16,938,900
7.375% 9/18/37		34,885,000	39,158,413
11.75% 2/25/20		5,306,000	7,017,185

TOTAL COLOMBIA			103,509,368

Congo - 0.9%
Congo Republic 4% 6/30/29 (f)		43,168,095	34,879,821
Costa Rica - 0.9%
Costa Rican Republic:
4.25% 1/26/23 (b)		6,215,000	5,375,975
4.375% 4/30/25 (b)		5,950,000	4,953,375
5.625% 4/30/43 (b)		3,540,000	2,641,725
7% 4/4/44 (b)		12,405,000	10,962,919
7.158% 3/12/45 (b)		13,810,000	12,221,850

TOTAL COSTA RICA			36,155,844

Croatia - 1.1%
Croatia Republic:
5.5% 4/4/23 (b)		7,710,000	7,902,750
6% 1/26/24 (b)		10,300,000	10,853,625
6.375% 3/24/21 (b)		8,365,000	8,995,353
6.625% 7/14/20 (b)		6,885,000	7,464,029
6.75% 11/5/19		7,545,000	8,201,415

TOTAL CROATIA			43,417,172

Dominican Republic - 0.9%
Dominican Republic:
5.875% 4/18/24 (b)		7,030,000	6,924,550
6.6% 1/28/24 (b)		3,605,000	3,731,175
6.85% 1/27/45 (b)		10,945,000	10,534,563
7.45% 4/30/44 (b)		7,420,000	7,586,950
7.5% 5/6/21 (b)		8,155,000	8,725,850

TOTAL DOMINICAN REPUBLIC			37,503,088

Ecuador - 0.2%
Ecuador Republic 7.95% 6/20/24 (b)		13,810,000	9,736,050
Egypt - 0.5%
Arab Republic 5.875% 6/11/25 (b)		9,320,000	8,807,400
Arab Republic of Egypt:
5.75% 4/29/20 (b)		8,300,000	8,561,450
6.875% 4/30/40 (b)		4,830,000	4,540,200

TOTAL EGYPT			21,909,050

El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		6,990,000	6,046,350
6.375% 1/18/27 (b)		5,685,000	4,988,588
7.375% 12/1/19		5,055,000	5,231,925
7.625% 2/1/41 (b)		3,110,000	2,841,763
7.65% 6/15/35 (Reg. S)		4,035,000	3,596,194
7.75% 1/24/23 (Reg. S)		3,505,000	3,478,713
8.25% 4/10/32 (Reg. S)		2,570,000	2,518,600

TOTAL EL SALVADOR			28,702,133

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		9,155,000	8,331,050
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		14,370,000	11,855,250
6.95% 6/16/25 (b)		7,215,000	6,059,734

TOTAL GABON			17,914,984

Ghana - 0.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		13,465,000	11,178,643
8.125% 1/18/26 (b)		14,445,000	11,992,239

TOTAL GHANA			23,170,882

Hungary - 1.7%
Hungarian Republic:
5.375% 2/21/23		9,212,000	10,015,839
5.375% 3/25/24		10,243,000	11,113,655
5.75% 11/22/23		12,496,000	13,901,800
6.25% 1/29/20		12,281,000	13,800,160
6.375% 3/29/21		18,087,000	20,646,238

TOTAL HUNGARY			69,477,692

Indonesia - 1.3%
Indonesian Republic:
3.375% 4/15/23 (b)		5,600,000	5,102,983
3.75% 4/25/22 (b)		7,650,000	7,285,906
4.875% 5/5/21 (b)		9,585,000	9,896,244
5.875% 1/15/24 (b)		9,545,000	10,105,368
6.625% 2/17/37		10,210,000	10,736,887
8.5% 10/12/35 (b)		8,725,000	10,948,793

TOTAL INDONESIA			54,076,181

Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		19,400,000	13,356,046
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (b)		4,485,000	3,913,163
5.75% 12/31/32		16,000,000	13,852,288
6.375% 3/3/28 (b)		6,680,000	5,895,100

TOTAL IVORY COAST			23,660,551

Jamaica - 0.5%
Jamaican Government:
6.75% 4/28/28		5,040,000	5,065,200
7.625% 7/9/25		2,310,000	2,517,900
7.875% 7/28/45		4,225,000	4,225,000
8% 6/24/19		5,075,000	5,557,125
8% 3/15/39		4,255,000	4,663,480

TOTAL JAMAICA			22,028,705

Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		17,613,000	17,622,934
Kazakhstan - 0.6%
Kazakhstan Republic:
5.125% 7/21/25 (b)		9,410,000	9,059,007
6.5% 7/21/45 (b)		17,145,000	16,101,727

TOTAL KAZAKHSTAN			25,160,734

Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (b)		3,700,000	3,541,492
6.875% 6/24/24 (b)		13,745,000	12,452,970

TOTAL KENYA			15,994,462

Lebanon - 1.8%
Lebanese Republic:
5% 10/12/17		6,160,000	6,164,928
5.15% 11/12/18		9,225,000	9,220,388
5.45% 11/28/19		9,855,000	9,698,897
6.1% 10/4/22		9,845,000	9,781,008
6.6% 11/27/26		10,440,000	10,414,735
6.65% 2/26/30(Reg. S)		11,250,000	11,117,025
6.75% 11/29/27 (Reg. S)		10,070,000	10,150,359
9% 3/20/17		7,145,000	7,561,768

TOTAL LEBANON			74,109,108

Mexico - 1.8%
United Mexican States:
5.75% 10/12/2110		18,870,000	17,643,450
6.05% 1/11/40		21,243,000	23,261,085
8.3% 8/15/31		6,470,000	9,138,875
11.5% 5/15/26		13,860,000	21,829,500

TOTAL MEXICO			71,872,910

Mongolia - 0.2%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		4,145,000	3,823,763
5.125% 12/5/22 (Reg. S)		4,790,000	3,933,835

TOTAL MONGOLIA			7,757,598

Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (b)		7,890,000	7,968,900
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (b)		2,580,000	2,648,783
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		15,235,000	14,374,223
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.875% 6/1/17 (b)		4,205,000	4,362,376
7.125% 3/31/16 (b)		2,568,000	2,600,164
7.25% 4/15/19 (b)		6,305,000	6,468,463
8.25% 4/15/24 (b)		4,785,000	5,002,268

TOTAL PAKISTAN			18,433,271

Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		5,975,000	7,394,063
8.875% 9/30/27		7,110,000	9,776,250
9.375% 4/1/29		8,030,000	11,553,163

TOTAL PANAMA			28,723,476

Peru - 0.2%
Peruvian Republic 8.75% 11/21/33		7,050,000	9,940,500
Philippines - 1.6%
Philippine Republic:
6.375% 10/23/34		6,995,000	9,143,983
7.75% 1/14/31		7,365,000	10,437,825
9.5% 2/2/30		11,235,000	17,846,854
10.625% 3/16/25		16,230,000	25,721,158

TOTAL PHILIPPINES			63,149,820

Qatar - 0.2%
State of Qatar 4.5% 1/20/22 (b)		6,100,000	6,771,000
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (b)		7,161,000	7,461,762
4.875% 1/22/24 (b)		5,286,000	5,682,450
6.125% 1/22/44 (b)		4,238,000	4,926,675
6.75% 2/7/22 (b)		13,541,000	15,978,380

TOTAL ROMANIA			34,049,267

Russia - 6.4%
Russian Federation:
4.5% 4/4/22 (b)		9,215,000	9,215,000
4.875% 9/16/23 (b)		18,310,000	18,462,705
5% 4/29/20 (b)		22,415,000	23,171,506
5.625% 4/4/42 (b)		30,245,000	28,285,124
5.875% 9/16/43 (b)		12,265,000	11,821,620
7.5% 3/31/30 (Reg. S)		75,877,375	89,250,762
12.75% 6/24/28 (Reg. S)		52,187,000	81,944,027

TOTAL RUSSIA			262,150,744

Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (b)		3,835,000	3,434,166
8.75% 5/13/21 (b)		5,995,000	6,252,785

TOTAL SENEGAL			9,686,951

Serbia - 0.6%
Republic of Serbia:
4.875% 2/25/20 (b)		5,565,000	5,621,318
5.875% 12/3/18 (b)		5,655,000	5,902,406
7.25% 9/28/21 (b)		12,835,000	14,375,200

TOTAL SERBIA			25,898,924

South Africa - 0.7%
South African Republic:
5.5% 3/9/20		12,355,000	13,132,747
5.875% 9/16/25		12,860,000	13,695,900

TOTAL SOUTH AFRICA			26,828,647

Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,340,000	2,302,080
5.875% 7/25/22 (b)		4,225,000	4,077,201
6% 1/14/19 (b)		4,680,000	4,726,786
6.25% 10/4/20 (b)		5,145,000	5,196,332
6.25% 7/27/21 (b)		5,125,000	5,111,501

TOTAL SRI LANKA			21,413,900

Tanzania - 0.1%
United Republic of Tanzania 6.5375% 3/9/20 (c)		4,555,000	4,315,863
Turkey - 4.9%
Turkish Republic:
4.875% 4/16/43		9,045,000	7,529,963
5.125% 3/25/22		6,195,000	6,264,322
5.625% 3/30/21		14,025,000	14,638,594
5.75% 3/22/24		16,995,000	17,615,318
6% 1/14/41		9,390,000	9,143,513
6.25% 9/26/22		17,510,000	18,713,813
6.75% 5/30/40		6,245,000	6,650,925
6.875% 3/17/36		8,830,000	9,549,645
7% 3/11/19		9,190,000	10,093,653
7% 6/5/20		14,435,000	15,950,675
7.375% 2/5/25		17,355,000	19,849,781
7.5% 11/7/19		37,070,000	41,646,292
8% 2/14/34		4,060,000	4,902,450
11.875% 1/15/30		9,850,000	15,710,750

TOTAL TURKEY			198,259,694

Ukraine - 2.4%
Ukraine Government:
6.25% 6/17/16 (b)		12,025,000	9,199,342
6.58% 11/21/16 (b)		11,505,000	8,770,511
6.75% 11/14/17 (b)		15,775,000	12,059,988
7.5% 4/17/23 (Reg. S)		7,975,000	6,086,214
7.75% 9/23/20 (b)		9,640,000	7,752,903
7.8% 11/28/22 (b)		15,835,000	12,133,833
7.95% 2/23/21 (b)		13,885,000	10,893,187
9.25% 7/24/17 (b)		41,160,000	31,854,533

TOTAL UKRAINE			98,750,511

United States of America - 9.4%
U.S. Treasury Bonds:
2.875% 8/15/45		75,000,000	75,007,800
3% 5/15/45		299,381,000	306,600,546

TOTAL UNITED STATES OF AMERICA			381,608,346

Venezuela - 2.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		458,489	2,865,556
6% 12/9/20		16,655,000	5,496,150
7% 12/1/18 (Reg. S)		9,925,000	3,622,625
7% 3/31/38		10,280,000	3,315,300
7.65% 4/21/25		35,330,000	11,658,900
7.75% 10/13/19 (Reg. S)		16,120,000	5,521,100
8.25% 10/13/24		20,705,000	6,936,175
9% 5/7/23 (Reg. S)		28,115,000	9,629,388
9.25% 9/15/27		28,625,000	11,163,750
9.25% 5/7/28 (Reg. S)		48,775,000	16,461,563
9.375% 1/13/34		23,990,000	8,276,550
11.75% 10/21/26 (Reg. S)		16,835,000	6,523,563
11.95% 8/5/31 (Reg. S)		23,090,000	9,062,825
12.75% 8/23/22		15,980,000	6,831,450

TOTAL VENEZUELA			107,364,895

Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (b)		6,305,000	5,959,448
6.75% 1/29/20 (b)		5,702,000	6,200,839
6.75% 1/29/20		680,000	739,490

TOTAL VIETNAM			12,899,777

Zambia - 0.5%
Republic of Zambia:
5.375% 9/20/22 (b)		5,105,000	3,616,893
8.5% 4/14/24 (b)		5,710,000	4,568,000
8.97% 7/30/27(b)		8,935,000	7,058,650
18.25% to 19.5001% 10/5/15 to 12/14/15	USD	ZMW 73,645,000	6,070,978

TOTAL ZAMBIA			21,314,521

TOTAL GOVERNMENT OBLIGATIONS
(Cost $2,439,658,586)			2,343,116,312
		Shares	Value

Common Stocks - 0.0%
Canada - 0.0%
First Quantum Minerals Ltd.		237,800	871,369
India - 0.0%
Bharti Infratel Ltd. (h)		228,573	1,240,407
TOTAL COMMON STOCKS
(Cost $4,495,865)			2,111,776
		Principal Amount	Value

Preferred Securities - 1.7%
Cayman Islands - 1.2%
Hutchison Whampoa International 10 Ltd. 6% (b)(c)(d)		47,190,000	48,449,679
China - 0.1%
Sinochem Group 5% (b)(c)(d)		4,460,000	4,574,409
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (b)(c)(d)		6,145,000	5,731,648
India - 0.3%
State Bank of India 6.439% (c)(d)		9,931,000	10,364,401
TOTAL PREFERRED SECURITIES
(Cost $68,958,628)			69,120,137
		Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $81,674,414)		81,674,414	81,674,414
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $4,355,637,323)			4,008,295,240
NET OTHER ASSETS (LIABILITIES) - 1.8%			72,432,002
NET ASSETS - 100%			$4,080,727,242

Currency Abbreviations

BRL – Brazilian real

EUR – European Monetary Unit

ZMW – Zambian Kwacha

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,672,897,293 or 41.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Quantity represents share amount.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$345,520
Fidelity Securities Lending Cash Central Fund	113,883
Total	$459,403

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$871,369	$871,369	$--	$--
Telecommunication Services	1,240,407	--	1,240,407	--
Corporate Bonds	1,512,272,601	--	1,512,215,614	56,987
Government Obligations	2,343,116,312	--	2,340,250,756	2,865,556
Preferred Securities	69,120,137	--	69,120,137	--
Money Market Funds	81,674,414	81,674,414	--	--
Total Investments in Securities:	$4,008,295,240	$82,545,783	$3,922,826,914	$2,922,543

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $4,321,348,882 Net unrealized depreciation aggregated $313,053,642, of which $101,300,683 related to appreciated investment securities and $414,354,325 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015